SCHEDULE OF LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Current	$ 181,091	$ 126,808
Non-current	48,293	110,867
Lease liabilities	$ 229,384	$ 237,675	$ 365,356